Hartford Strategic Income ETF Annual Fund Operating Expenses - Hartford Strategic Income ETF - Hartford Strategic Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	“Management fees” have been restated to reflect current fees.